Feb. 28, 2025
Innovator IBD Breakout Opportunities ETF
Innovator IBD® Breakout Opportunities ETF
Investment Objective
The Fund seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator IBD Breakout Opportunities ETF Innovator IBD Breakout Opportunities ETF
Management Fees	0.80%
Other Expenses	none
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.85%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator IBD Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF | USD ($)	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 1,448% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in the equity securities that comprise the Index. The Fund generally invests in all of the securities comprising the Index in proportion to the weightings of the securities in the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-adviser, Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is a rules-based index owned and developed by Investor’s Business Daily® (“IBD” or the “Index Provider”) that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out,” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions. A stock’s resistance level is the price at which a stock has previously reached, but not exceeded. Determining a stock’s resistance level is part of a technical analysis of the stock and represents the top of its expected price trading range.

The Index’s initial universe consists of the approximately 7,000 equity securities that trade on the New York Stock Exchange, The Nasdaq Stock Market, LLC or NYSE American, LLC. This initial universe is composed of U.S.-listed common stocks and American depositary receipts (“ADRs”) issued by small, mid and large capitalization companies. Such securities may be issued by U.S. and non-U.S. companies, including companies operating in developed and emerging markets. This universe is initially narrowed down by excluding those stocks with a share price below $10 and those stocks without an average daily trading volume of at least 150,000 shares or a minimum average daily dollar volume of $5 million. The Index then determines a “base price” for each remaining stock. When a stock reaches a recent high in price and at least four weeks elapse without that high being surpassed, this price is identified as the base price. This base is used to determine those stocks nearing breakouts and those stocks experiencing breakouts. In making this determination, the Index utilizes an algorithm that analyses the following trends for each stock:

1.  The length of time from the start of the base to the current date.

2.  The difference in price between the base start and the lowest subsequent price in the base.

3.  The percentage difference between the current price and the high at the start of the base.

4.  The percentage change in the stock’s price in each of the last three weeks.

Based upon this technical analysis, the Index eliminates all stocks not identified as nearing a breakout or currently breaking out. Then, stocks are further eliminated that do not meet minimum technical and fundamental factors (primarily price performance, earnings growth, and sales growth).

Each of the remaining stocks is chosen for inclusion in the Index and is assigned a ranking score using IBD’s Composite Ranking, based upon the following components: Earnings Per Share Rating, Relative Price Strength Rating, Industry Group Relative Strength Rating, Sales Margins Return on

Equity (SMR) Rating, Accumulation Distribution Rating and Percentage Deviation from 52-week Price High. The Index utilizes this ranking score to assign weights, with those stocks with higher rankings receiving larger weights. Securities with ranking scores placing them in approximately the 99-80th percentile of Index constituents have 35% of Index weight equally distributed among them. Securities with ranking scores placing them in approximately the 79-60th percentile of Index constituents have 30% of Index weight equally distributed among them. Securities with ranking scores placing them approximately in the 59-40th percentile of Index constituents have 20% of Index weight equally distributed among them. Securities with ranking scores placing them in approximately the 39-20th percentile of Index constituents have 10% of the Index weight equally distributed among them. The remaining securities have 5% of the Index weight equally distributed among them. Additional information regarding the Index’s weighting methodology is set forth in “Index Information—Index Composition.”

The Index is rebalanced and reconstituted weekly. This weekly rebalancing and reconstituting of the Index will cause the Fund to have a higher portfolio turnover rate than similar funds.

The Fund is classified as a “non-diversified company” under the 1940 Act. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of this prospectus, the Fund has significant exposure to the consumer discretionary, industrials and information technology sectors.

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the Index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 32.61% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was (20.54)% (quarter ended June 30, 2022).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator IBD Breakout Opportunities ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Innovator IBD Breakout Opportunities ETF	Return Before Taxes	18.85%	13.83%	7.95%	Sep. 12, 2018
Innovator IBD Breakout Opportunities ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	18.58%	13.56%	7.73%	Sep. 12, 2018
Innovator IBD Breakout Opportunities ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.17%	11.00%	6.22%	Sep. 12, 2018
IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)	IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)	20.33%	15.38%	9.34%	Sep. 12, 2018
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.83%	Sep. 12, 2018

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.